Capital Stock	6 Months Ended
Jun. 30, 2018
Federal Home Loan Banks [Abstract]
Capital Stock

NOTE 3– CAPITAL STOCK

The Company's authorized capital is 50,000,000 preferred shares and 200,000,000 common shares with a par value of $0. 001 per share. During the six months period the company issue a total of 14,629,334 common stocks in exchange for the total contribution of shareholders valued at $669,215. The contributions comprise of cash contribution and inventories at fair market value. As of June 30, 2018, total outstanding shares is 14,529,334 common shares and no preferred shares.